Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases

Future minimum payments under the leases as of December 31, 2014 were as follows (in thousands):

Year ending December 31,	Amounts
2015	$4,224
2016	3,848
2017	3,705
2018	3,812
2019	3,725
Thereafter	874

Total	$20,188

Future minimum payments under the leases as of September 30, 2015 (unaudited) were as follows (in thousands):

Amounts
2015	$2,092
2016	14,108
2017	16,993
2018	16,928
2019	16,263
Thereafter	56,294

Total	$122,678